Segment Reporting (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 25, 2015 USD ($)	Jul. 26, 2015 USD ($)	Apr. 26, 2015 USD ($)	Jan. 25, 2015 USD ($)	Oct. 26, 2014 USD ($)	Jul. 27, 2014 USD ($)	Apr. 27, 2014 USD ($)	Jan. 26, 2014 USD ($)	Oct. 25, 2015 USD ($) segment	Oct. 26, 2014 USD ($)	Oct. 27, 2013 USD ($)
Operating profit and other financial information
Goodwill impairment charge									$ 21,537
Number of reportable business segments | segment									5
Sales	$ 2,400,858	$ 2,188,587	$ 2,279,345	$ 2,395,073	$ 2,543,771	$ 2,284,947	$ 2,244,866	$ 2,242,672	$ 9,263,863	$ 9,316,256	$ 8,751,654
Segment Operating Profit									1,067,320	931,620	805,989
Net interest and investment expense									10,177	9,468	7,482
General corporate expense									35,199	33,434	26,694
Noncontrolling interest									1,176	3,349	3,865
EARNINGS BEFORE INCOME TAXES									1,057,143	922,152	798,507
Assets	6,139,831				5,455,619				6,139,831	5,455,619	4,915,880
Additions to Property, Plant and Equipment									144,063	159,138	106,762
Depreciation and Amortization									133,434	130,044	124,850
Intersegment sales
Operating profit and other financial information
Sales									141,317	167,422	140,887
Operating segment
Operating profit and other financial information
Sales									9,263,863	9,316,256	8,751,654
Segment Operating Profit									1,101,343	961,705	828,818
Intersegment elimination
Operating profit and other financial information
Sales									(141,317)	(167,422)	(140,887)
Corporate
Operating profit and other financial information
Assets	705,107				712,928				705,107	712,928	810,077
Additions to Property, Plant and Equipment									15,750	32,291	8,697
Depreciation and Amortization									10,428	6,821	6,000
Grocery Products
Operating profit and other financial information
Sales									1,617,680	1,558,265	1,517,557
Assets	1,214,988				1,249,631				1,214,988	1,249,631	1,237,405
Additions to Property, Plant and Equipment									18,104	31,741	10,100
Depreciation and Amortization									26,972	25,883	22,912
Grocery Products | Operating segment
Operating profit and other financial information
Sales									1,617,680	1,558,265	1,517,557
Segment Operating Profit									228,582	195,064	213,646
Refrigerated Foods
Operating profit and other financial information
Sales									4,372,347	4,644,179	4,251,515
Assets	1,973,424				1,215,694				1,973,424	1,215,694	1,218,418
Additions to Property, Plant and Equipment									54,074	61,183	58,523
Depreciation and Amortization									53,325	57,709	57,879
Refrigerated Foods | Intersegment sales
Operating profit and other financial information
Sales									13,058	23,163	17,359
Refrigerated Foods | Operating segment
Operating profit and other financial information
Sales									4,385,405	4,667,342	4,268,874
Segment Operating Profit									424,968	338,020	232,692
Jennie-O Turkey Store
Operating profit and other financial information
Sales									1,635,776	1,672,452	1,601,868
Assets	811,693				857,697				811,693	857,697	819,343
Additions to Property, Plant and Equipment									32,250	25,761	22,863
Depreciation and Amortization									28,262	27,091	26,921
Jennie-O Turkey Store | Intersegment sales
Operating profit and other financial information
Sales									128,195	144,137	123,420
Jennie-O Turkey Store | Operating segment
Operating profit and other financial information
Sales									1,763,971	1,816,589	1,725,288
Segment Operating Profit									276,217	272,362	222,117
Specialty Foods
Operating profit and other financial information
Goodwill impairment charge									21,537
Sales									1,103,359	907,120	932,533
Assets	988,455				1,013,420				988,455	1,013,420	469,599
Additions to Property, Plant and Equipment									5,309	3,266	3,606
Depreciation and Amortization									11,075	8,999	9,232
Specialty Foods | Intersegment sales
Operating profit and other financial information
Sales									64	122	108
Specialty Foods | Operating segment
Operating profit and other financial information
Sales									1,103,423	907,242	932,641
Segment Operating Profit									93,258	71,514	88,873
International & Other
Operating profit and other financial information
Sales									534,701	534,240	448,181
Assets	$ 446,164				$ 406,249				446,164	406,249	361,038
Additions to Property, Plant and Equipment									18,576	4,896	2,973
Depreciation and Amortization									3,372	3,541	1,906
International & Other | Operating segment
Operating profit and other financial information
Sales									534,701	534,240	448,181
Segment Operating Profit									78,318	$ 84,745	$ 71,490
Assets Held For Sale. | Portion of DCB | Specialty Foods
Operating profit and other financial information
Goodwill impairment charge									$ 21,500